UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22904

                                 Evanston Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

1560 Sherman Avenue, Suite 960

                                      Evanston, Illinois 60201

(Address of principal executive offices) (Zip code)

Scott Zimmerman

1560 Sherman Avenue, Suite 960

                            Evanston, Illinois 60201

(Name and address of agent for service)

Copies of Communications to:

Pablo Man

Clair E. Pagnano

K&L Gates LLP

One Lincoln Street

Boston, Massachusetts 02111

(617) 261-3100

Registrant’s telephone number, including area code:         (847) 328-4961

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Evanston Alternative Opportunities Fund

Financial Statements

As of and for the six month period ended September 30, 2023 (Unaudited)

Evanston Alternative Opportunities Fund

Financial Statements

(Unaudited)

As of and for the six month period ended September 30, 2023

Evanston Alternative Opportunities Fund

Statement of Assets and Liabilities

(Unaudited)

September 30, 2023

Assets

Cash	$357,850
Investments in Portfolio Funds, at fair value (cost $90,699,271)	102,100,418
Receivable from investments in Portfolio Funds	6,445,377
Short-term investments (cost $1,443,393)	1,443,393
Due from the Adviser	40,629
Other assets	26,492

Total assets	110,414,159

Liabilities

Payable to redeeming shareholders	7,330,084
Management fees payable	275,120
Accounts payable and accrued liabilities	117,398
Capital subscription received in advance	30,000
Trustees fees payable	22,500

Total liabilities	7,775,102

Net assets	$102,639,057

Net assets comprised of:
Paid in capital	$113,892,575
Distributable earnings	(11,253,518)

Net assets	$102,639,057

Net assets for Class I Shares	$101,385,247

Net assets for Class A Shares	$1,253,810

Class I net asset value per share (unlimited shares authorized; 11,364,435 shares issued and outstanding)	$8.92

Class A net asset value per share (unlimited shares authorized; 150,899 shares issued and outstanding)	$8.31

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

September 30, 2023

Investments in Portfolio Funds*	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**

Event Driven(a)

Hein Park Offshore Investors Ltd	1/1/2022	$4,250,000	$3,441,291	3.35%	Quarterly

Redwood Opportunity Offshore Fund, Ltd.	7/1/2020	4,000,000	4,667,267	4.55	Quarterly

Silver Point Capital Offshore Fund, Ltd.	1/1/2016	7,180,612	9,723,624	9.47	Annually

Total Event Driven		15,430,612	17,832,182	17.37

Global Asset Allocation(b)

Rokos Global Macro Fund Limited	11/1/2015	7,312,448	10,761,417	10.48	Monthly

Total Global Asset Allocation		7,312,448	10,761,417	10.48

Long-Short(c)

12 West Capital Fund Ltd	3/1/2022	3,600,000	2,553,420	2.49	Annually

Eversept Global Healthcare Offshore Fund, Ltd.	12/1/2020	3,112,500	3,127,579	3.05	Quarterly

Hill City Capital Offshore Fund Ltd.	7/1/2023	1,000,000	867,923	0.85	Quarterly

Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	4,735,072	5,036,748	4.91	Quarterly

Oxbow Fund (Offshore) Limited	9/1/2015	3,705,107	4,390,370	4.28	Quarterly

Pleiad Asia Offshore Feeder Fund	12/1/2014	4,095,314	3,612,375	3.52	Quarterly

Soroban Decarbonization Beneficiaries Cayman Fund Ltd.	4/1/2022	4,200,000	3,728,811	3.63	******

Whale Rock Flagship Fund Ltd.	7/1/2014	2,688,672	2,488,669	2.42	Quarterly

Total Long-Short		27,136,665	25,805,895	25.15

Relative Value(d)

Boundary Creek Fund Offshore Ltd	7/1/2021	3,500,000	3,401,873	3.31	Quarterly

Dark Forest Global Equity Offshore Fund Ltd	4/1/2021	6,750,000	7,259,629	7.07	Quarterly

Iguazu Investors (Cayman), SPC	7/1/2014	1,278,071	2,355,183	2.29	Quarterly

Steelhead Pathfinder Fund Ltd.	1/1/2020	2,749,952	3,436,100	3.35	Monthly

Triton Fund, Ltd.***	7/1/2014	69,559	29,700	0.03	N/A*****

Total Relative Value		14,347,582	16,482,485	16.05

Multi-Discipline(e)

140 Summer Partners Offshore Ltd.	2/1/2022	4,593,750	4,861,614	4.74	Quarterly

Anchorage Capital Partners Offshore, Ltd.	7/1/2014	174,300	260,776	0.25	Annually

Castle Hook Offshore Fund Ltd.	1/1/2017	2,750,244	4,123,083	4.02	Quarterly

Crake Global Feeder Fund ICAV****	10/1/2019	3,000,000	4,620,522	4.50	Monthly

FourSixThree Overseas Fund, Ltd.	1/1/2022	5,700,000	5,722,461	5.58	Quarterly

Sachem Head Offshore Ltd.	7/1/2014	3,591,670	4,319,695	4.21	Quarterly

TIG Zebedee Focus Fund Limited	7/1/2014	6,662,000	7,310,288	7.12	Monthly

Total Multi-Discipline		26,471,964	31,218,439	30.42

Total investments in Portfolio Funds		$90,699,271	102,100,418	99.47

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

September 30, 2023

Investments in short-term investments	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**

Short-term investments

Money Market Fund

BlackRock Liquidity Fund, Treasury Trust Fund (Institutional Shares) (1,428,009 shares)		$1,428,009	$1,428,009	1.40%

State Street Institutional Treasury Money Market Fund (Institutional Shares) (15,384 shares)		15,384	15,384	0.01

Total short-term investments		$1,443,393	$1,443,393	1.41

Total investments in Portfolio Funds and short-term investments		$92,142,664	103,543,811	100.88

Remaining assets less liabilities			(904,754)	(0.88)

Net assets			$102,639,057	100.00%

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

September 30, 2023

Investments by Strategy (as a percentage of total investments)

Event Driven	17.22%

Global Asset Allocation	10.39

Long-Short	24.92

Relative Value	15.92

Multi-Discipline	30.16

Short-term investments	1.39

Total	100.00%

*	Investments in Portfolio Funds are non-income producing. All Portfolio Funds are domiciled in the Cayman Islands, unless otherwise noted.

**

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 30 to 90 days. If applicable, the lock up period is 12-24 months.

***	This Portfolio Fund is domiciled in Bermuda.

****	This Portfolio Fund is domiciled in Ireland.

*****	This Portfolio Fund is not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of this Portfolio Fund.

******	The term of the Portfolio Fund is December 31, 2024 and will not allow a liquidity event prior to its termination other than a Key Man or Bad Actor Event.

(a)

Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)

Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)

Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)

Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Operations

(Unaudited)

For the six month period ended September 30, 2023

Investment income
Interest income	$92,809
Other income	7,670

Total investment income	100,479

Expenses
Management fees	560,619
Professional fees	144,118
Administration and custody fees	106,315
Trustees fees	45,000
Distribution and service fee - Class A shares	6,744
Other expenses	101,403

Total expenses	964,199

Less: expenses reimbursed by the Adviser (Note 6)	(106,452)

Net expenses	857,747

Net investment loss	(757,268)

Realized and unrealized gain on investments in Portfolio Funds
Net realized loss on investments in Portfolio Funds	(495,458)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	4,434,190

Net realized and unrealized gain on investments in Portfolio Funds	3,938,732

Net increase in net assets resulting from operations	$3,181,464

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six month period ended September 30, 2023 (Unaudited)	For the year ended March 31, 2023
Net increase/(decrease) in net assets resulting from operations
Net investment loss	$(757,268)	$(1,643,579)
Net realized loss on investments in Portfolio Funds	(495,458)	(120,608)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	4,434,190	(3,938,926)

Net increase/(decrease) in net assets resulting from operations	3,181,464	(5,703,113)

Shareholders’ transactions
Class I capital subscriptions (494,886 and 2,547,145 shares, respectively)	4,328,000	22,522,200
Class I tender offers (1,645,512 and 1,138,043 shares, respectively)	(14,654,258)	(9,785,485)
Class A tender offers (69,667 and 23,921 shares, respectively)	(578,782)	(194,008)

Net (decrease)/increase in net assets resulting from shareholders’ transactions (1,150,626 and 1,409,111 Class I shares, respectively and 69,667 and 23,921 Class A shares, respectively)	(10,905,040)	12,542,707

Change in net assets	(7,723,576)	6,839,594

Net assets, beginning of period/year (12,515,061 and 11,105,950 Class I shares, respectively and 220,566 and 244,487 Class A shares, respectively)	110,362,633	103,523,039

Net assets, end of period/year (11,364,435 and 12,515,061 Class I shares, respectively and 150,899 and 220,566 Class A shares, respectively)	$102,639,057	$110,362,633

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Statement of Cash Flows

(Unaudited)

For the six month period ended September 30, 2023

Operating activities
Net increase in net assets resulting from operations	$3,181,464
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Investments in Portfolio Funds	(1,000,000)
Withdrawals from Portfolio Funds	4,792,637
Investments in short-term investments	(13,210,733)
Withdrawals from short-term investments	16,482,095
Net realized loss on investments in Portfolio Funds	495,458
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(4,434,190)
Increase in due from the Adviser	(35,882)
Increase in other assets	(22,727)
Decrease in management fees payable	(6,237)
Decrease in accounts payable and accrued liabilities	(22,433)

Net cash provided by operating activities	6,219,452

Financing activities
Capital subscriptions	2,608,000
Capital redemptions	(10,567,273)

Net cash used in financing activities	(7,959,273)

Net change in cash	(1,739,821)
Cash, beginning of period	2,097,671

Cash, end of period	$357,850

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Financial Highlights

Class I

	For the six months ended September 30, 2023 (Unaudited)		For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021		For the year ended March 31, 2020	For the year ended March 31, 2019

Net asset value per share, beginning of period/year	$8.68		$9.13	$10.13	$9.07		$9.19	$9.67

Net income (loss) from investment operations*:
Net investment loss	(0.06)		(0.13)	(0.15)	(0.15)		(0.13)	(0.15)
Net realized and unrealized gain (loss) on investments	0.30		(0.32)	(0.06)	2.91		0.28	0.07

Total from investment operations	0.24		(0.45)	(0.21)	2.76		0.15	(0.08)
Distributions paid from:
Net investment income	0.00		0.00	(0.79)	(1.70)		(0.27)	(0.40)

Net asset value per share, end of period/year	$8.92		$8.68	$9.13	$10.13		$9.07	$9.19

Total return**	2.83%		(5.00% )	(2.31% )	30.86%		1.52%	(0.61% )

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$101,385		$108,574	$101,420	$55,100		$41,303	$43,547

Portfolio turnover	0.92%		6.60%	17.16%	33.12%		16.16%	17.60%
Ratio of expenses to average net assets before expense waiver and reimbursement***	1.70%		1.77%	1.83%	2.45%		2.20%	2.37%
Ratio of expenses to average net assets after expense waiver and reimbursement***	1.52%		1.51%	1.50%	1.53%		1.50%	1.66%
Ratio of net investment loss to average net assets***	(1.34%	)	(1.48% )	(1.50% )	(1.53%	)	(1.44% )	(1.61% )

*	Per share data of net income (loss) from investment operations is computed using the total of monthly income and expense divided by average beginning of month shares.
**	The total return is not annualized for periods less than one year.
***

The ratios of expenses and net investment loss to average net assets do not include the impact of expenses and incentive fees or allocations related to the Portfolio Funds. The ratios are annualized for a period less than one year.

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Financial Highlights

Class A

	For the six months ended September 30, 2023 (Unaudited)		For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019

Net asset value per share, beginning of period/year	$8.11		$8.60	$9.66	$8.77	$8.96	$9.51

Net income (loss) from investment operations*:
Net investment loss	(0.09)		(0.18)	(0.21)	(0.22)	(0.20)	(0.22)
Net realized and unrealized gain (loss) on investments	0.29		(0.31)	(0.06)	2.81	0.28	0.07

Total from investment operations	0.20		(0.49)	(0.27)	2.59	0.08	(0.15)
Distributions paid from:
Net investment income	0.00		0.00	(0.79)	(1.70)	(0.27)	(0.40)

Net asset value per share, end of period/year	$8.31		$8.11	$8.60	$9.66	$8.77	$8.96

Total return**	2.45%		(5.71% )	(3.04% )	29.88%	0.77%	(1.35% )

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$1,254		$1,789	$2,103	$651	$163	$216

Portfolio turnover	0.92%		6.60%	17.16%	33.12%	16.16%	17.60%
Ratio of expenses to average net assets before expense waiver and reimbursement***	3.32%		2.89%	3.07%	5.85%	6.49%	6.73%
Ratio of expenses to average net assets after expense waiver and reimbursement***	2.27%		2.25%	2.24%	2.29%	2.25%	2.40%
Ratio of net investment loss to average net assets***	(2.09%	)	(2.23% )	(2.24% )	(2.29% )	(2.19% )	(2.35% )

*	Per share data of net income (loss) from investment operations is computed using the total of monthly income and expense divided by average beginning of month shares.
**	Sales loads applicable to Class A shares are not reflected in the total return. The total return is not annualized for periods less than one year.
***

The ratios of expenses and net investment loss to average net assets do not include the impact of expenses and incentive fees or allocations related to the Portfolio Funds. The ratios are annualized for a period less than one year.

See accompanying notes to financial statements.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2023

1.	Organization

Evanston Alternative Opportunities Fund (the “Fund”) was formed on October 16, 2013 as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a closed-end, non-diversified, management investment company and commenced operations on July 1, 2014. The Fund’s investment objective is to seek attractive long-term risk adjusted returns. The Fund is a “fund of funds” formed to invest substantially all of its assets in investment vehicles often referred to as hedge funds (“Portfolio Funds”) that are managed by independent investment managers (“Portfolio Fund Managers”).

Evanston Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the Fund’s investment adviser and is responsible for the day-to-day management of the Fund and for investing the Fund’s assets in various Portfolio Funds, subject to policies adopted by the Board of Trustees of the Fund (the “Board”). The Board provides broad oversight over the operations and affairs of the Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.	Significant Accounting Policies

Basis of Accounting — The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies.

Income Recognition and Expenses — All investment transactions are recorded on the trade date. Realized gains and losses on investments in Portfolio Funds are determined using the average cost method. Interest income and expenses are recognized on an accrual basis. Income, expenses, gains and losses are allocated pro rata to each of the share classes in the Fund based on each class’s beginning net asset value, except those expenses that are specifically attributable to a share class are allocated solely to such class.

Use of Estimates — The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Taxes — The Fund is classified as a corporation for federal income tax purposes and qualifies to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund intends to distribute to its shareholders all of its distributable net investment income and net realized gains on investments in Portfolio Funds. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these financial statements.

FASB ASC Topic 740 - Income Taxes, provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion based on the largest benefit that is more than 50 percent likely to be realized. The Fund has not

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2023

2.	Significant Accounting Policies (continued)

taken any tax positions that do not meet the more-likely-than-not threshold. Therefore, no additional tax expense, including any interest or penalties, was recorded for the six month period ended September 30, 2023. To the extent the Fund is required to record interest and penalties, they would be included in interest expense and other expenses, respectively, in the Statement of Operations.

Certain tax years remain subject to examination by the Internal Revenue Service and taxes associated with State and foreign jurisdictions remain subject to examination based on varying statutes of limitations.

Dividend Reinvestment Plan — Pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”), each Shareholder will automatically be a participant under the DRP and all income distributions, whether dividend distributions and/or capital gains distributions, will automatically be reinvested in the Fund. Shareholders who affirmatively choose not to participate in the DRP will receive any income distributions, whether dividend distributions and/or capital gains distributions, in cash.

Net Asset Value Determination — The net asset value (“NAV”) of the Fund is determined as of the close of business on the last day of each month pursuant to the Adviser’s valuation policies and procedures with respect to the Fund, which have been approved by the Board.

Investments in Portfolio Funds — The Fund values investments in Portfolio Funds at fair value in good faith, generally at the Fund’s pro rata interest in the net assets of these entities. Investments held by these Portfolio Funds are valued at prices that approximate fair value. The fair value of certain of the investments held by these Portfolio Funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the Portfolio Fund Managers of the respective Portfolio Funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly by these Portfolio Funds. Gain (loss) on investments in Portfolio Funds is net of all fees and allocations payable to the Portfolio Fund Managers of the Portfolio Funds.

Capital Subscriptions Received in Advance — Capital subscriptions received in advance represent cash receipts from shareholders received on or prior to September 30, 2023 for which shares were issued on October 1, 2023.

3.	Income Taxes

As of September 30, 2023, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$105,183,257

Gross unrealized appreciation	$196,643
Gross unrealized depreciation	(3,279,483)

Net unrealized appreciation/(depreciation) on investments	$(3,082,840)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2023

3.	Income Taxes (continued)

The tax basis of distributable earnings as of October 31, 2022, the Fund’s last tax year, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years. The capital loss carryforward is not subject to expiration and will be utilized to offset future realized gains. The capital loss carryforward will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax:

Undistributed Ordinary Income	Capital Loss Carryforward	Net Unrealized Appreciation/ (Depreciation)

$ 0	$(4,271,094)	$(8,170,794)

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below as of October 31, 2022, the Fund’s tax year end, between accumulated net investment loss, accumulated net realized loss from investments in Portfolio Funds and paid in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2023. Such permanent reclassifications are attributable to the Fund’s net operating loss and characterization of distributions. Net assets and NAV per Share were not affected by these reclassifications.

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid in Capital
$ 2,130,694	$0	$(2,130,694)

Dividends and Distributions to Shareholders — Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from US GAAP. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Distribution of Income and Gains — The Fund declares and distributes dividends from net investment income and net realized gains, if any, on an annual basis. The tax character of distributions paid for the fiscal year ended March 31, 2023 and March 31, 2022 was as follows:

Ordinary income: $0 and $7,482,749, respectively

4.	Investments by the Fund

Portfolio Fund Managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value of the Fund’s investment. These fees are deducted directly from the Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. During the six month period ended September 30, 2023, the fees for these services range from 0.45% to 2.0% per annum for management fees and 5% to 35% for incentive fees or allocations. In certain cases, the incentive fees or allocations may be subject to a hurdle rate.

Based on the information the Adviser typically receives from the Fund’s Portfolio Funds, the Fund is unable to determine on a look-through basis if any investments, on an aggregate basis, held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2023

4.	Investments by the Fund (continued)

The Fund has no unfunded capital commitments to Portfolio Funds as of September 30, 2023.

5.	Share Capital

The Fund offered Class I shares of beneficial interests to investors at an initial price of $10.00 per Share. As of June 1, 2015, the Fund offers two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares” and together with the Class A Shares, the “Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. All Shares issued prior to June 1, 2015 have been designated as Class I Shares in terms of rights accorded and expenses borne. Foreside Fund Services, LLC (the “Distributor”) acts as the distributor of the Shares, on a best efforts basis, subject to various conditions. Shares of the Fund may be purchased from the Fund or through advisers, brokers, and dealers that have entered into selling agreements with the Distributor. Shares are offered and may be purchased on a monthly basis.

The Shares are sold at the current NAV per Share as of the date on which the purchase is accepted. Each investor will be required to represent that they are acquiring Shares directly or indirectly for the account of an eligible investor, which is limited to accredited investors as defined in Regulation D under the Securities Act of 1933, as amended. The minimum initial investment in the Fund is $50,000, and the minimum additional investment in the Fund is $10,000. The Fund may accept investments for a lesser amount under certain circumstances, as determined by the Adviser. Certain selling brokers or dealers and financial advisers may impose higher minimum investment levels, or other requirements. Class A Shares may be subject to a sales load of up to 3%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the Fund. The sales load may be waived for institutional investors, employees of the Adviser, the Distributor or a financial intermediary and their affiliates and members of their immediate families, and such other persons at the discretion of the Adviser.

Because the Fund is a closed-end fund, shareholders do not have the right to require the Fund to repurchase any or all of their Shares. At the discretion of the Board, the Fund intends to provide a limited degree of liquidity to shareholders by conducting repurchase offers generally quarterly. In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Board will consider a variety of factors. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV per Share as determined as of approximately March 31, June 30, September 30, and December 31, of each year, as applicable (each, a “Valuation Date”). The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than twenty (20) business days after the commencement date of the repurchase offer and at least ten (10) business days from the date that notice of an increase or decrease in the percentage of the securities being sought or consideration offered is first published, sent, or given to shareholders. The Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5-25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, shareholders will have their Shares repurchased on a pro rata basis, and tendering shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2023

5.	Share Capital (continued)

If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year then such repurchase will be subject to a 3.00% early withdrawal fee payable to the Fund. There were $7,670 in withdrawal fees charged to the shareholders during the fiscal period. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those Shares held longest first.

In connection with the Class A Shares of the Fund, the Fund pays the Distributor or a designee a distribution and service fee equal to 0.75% per annum of the aggregate value of the Fund’s Class A Shares outstanding, determined as of the last calendar day of each month (prior to any repurchases of Class A Shares and prior to the Management Fee being calculated) (“Distribution and Service Fee”). The Distribution and Service Fee is payable quarterly.

6.	Management Fee and Related Party Transactions

In consideration of the management services the Adviser provides to the Fund, the Fund pays the Adviser a quarterly fee (the “Management Fee”). From July 1, 2015 through December 31, 2018 the Management Fee was computed at an annual rate of 1.20% of the aggregate value of the Fund’s outstanding Shares determined as of the last calendar day of each month and payable quarterly (before any repurchases of Shares and prior to the Management Fee being calculated). Effective as of January 1, 2019 the Management Fee was reduced to 1.00% per annum.

Through December 31, 2018, the Adviser contractually agreed to limit the total annualized operating expenses of the Fund (exclusive of any borrowing and investment-related costs and fees, taxes, extraordinary expenses, and the fees and expenses associated with the underlying Portfolio Funds) to 1.70% with respect to the Class I Shares and 2.45% with respect to the Class A Shares (due to Distribution and Service Fee). From January 1, 2019 up to and including July 31, 2024, the annualized operating expense limits have been reduced commensurate with the Management Fee reduction for Class I Shares and Class A Shares to 1.50% and 2.25%, respectively (the “Expense Limitation Agreement”). Thereafter, the Expense Limitation Agreement shall automatically renew for one-year terms and may be terminated by the Adviser or the Fund upon thirty (30) days’ prior written notice to the other party. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its Management Fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rate of 1.50% with respect to the Class I Shares or 2.25% with respect to the Class A Shares. Moreover, pursuant to certain prior expense limitation agreements (each, a “Prior Expense Limitation Agreement”), the Adviser is permitted to recover fees and expenses it has waived or borne pursuant to such Prior Expense Limitation Agreement from the applicable class or classes of Shares (whether through reduction of its fees or otherwise) to the extent that the Fund’s expenses with respect to the applicable class of Shares fall below the annual rate set forth in such Prior Expense Limitation Agreement pursuant to which such fees and expenses were waived or borne; provided, however, that the Fund is not obligated to pay any such reimbursed fees or expenses more than three years after the date on which the fee or expense was borne by the Adviser. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate (1.50% and 2.25%, respectively) set forth above. For the six month period ended September 30, 2023, operating expenses reimbursed by the Adviser were $106,452, but are subject to recapture.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2023

6.	Management Fee and Related Party Transactions (continued)

As of September 30, 2023, no amounts were recaptured. The amount subject to potential future recapture by the Adviser is $1,102,817. Such potential future recaptures will expire as follows:

Subject to expiration in the year ended:	Amount

March 31, 2024	$410,266
March 31, 2025	291,174
March 31, 2026	294,925
March 31, 2027	106,452

$1,102,817

Of the $106,452 reimbursed by the Adviser for the six month period ended September 30, 2023, $40,629 is due from the Adviser as of September 30, 2023.

Compensation to the Trustees of the Fund during the six month period ended September 30, 2023 was $45,000. No fees were paid by the Fund to the Interested Trustee or Officers. As of September 30, 2023, related parties of the Adviser held Shares in the Fund that comprise 1% of total net assets.

7.	Administrative Services, Line of Credit and Custody Agreements

BNY Mellon Investment Servicing (US) Inc. provides certain administrative services to the Fund.

The Fund has entered into a credit agreement (the “Facility”) with an unaffiliated lender (the “Lender”). The Facility provides for a total commitment of $5 million and is set to expire on October 17, 2023. Subject to certain events of default and other financial conditions set forth in the Facility, the Fund is permitted to draw on the Facility in an amount equal to the lesser of (i) the maximum commitment amount and (ii) the borrowing base. Funds drawn under the Facility are generally used to finance short-term timing differences between (a) the repurchases requested from the Fund’s shareholders and redemptions requested by the Fund from its Portfolio Funds and (b) investments in the Fund’s Portfolio Funds while waiting for subscription proceeds from the Fund’s shareholders or redemption proceeds from Portfolio Funds.

Under the Facility, the fee on unused amounts is equal to 0.40% per annum and the interest rate for funds drawn is equal to either the Secured Overnight Financing Rate (“SOFR”) or one month term SOFR, as selected by the Fund, plus 1.45% per annum, in each case. There was no outstanding balance under the Facility as of September 30, 2023.

The Fund has entered into a Global Custody Agreement with The Bank of New York Mellon (the “Custodian”) as custodian for the Fund’s securities and other assets registered in the name of the Custodian (or its nominees). In order to secure the Fund’s obligations under the Facility, the Fund has pledged and granted a security interest to the Lender (i) in the custodial account maintained with the Custodian in which investments in Portfolio Funds are to be credited, (ii) in the Fund’s securities entitlements with respect to all investments credited to such custodial account and (iii) in other assets of the Fund.

Evanston Alternative Opportunities Fund

Notes to Financial Statements (Unaudited)

For the six month period ended September 30, 2023

8.	Securities Transactions

Aggregate purchases and proceeds from sales of Portfolio Funds for the six month period ended September 30, 2023 amounted to $1,000,000 and $11,211,799, respectively.

9.	Fair Value Measurement

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments in Portfolio Funds valued at NAV are not required to be included in the fair value hierarchy. As such, investments in Portfolio Funds with a fair value of $102,100,418 are excluded from the fair value hierarchy as of September 30, 2023.

As of September 30, 2023, the Fund held $1,443,393 in short-term investments in a money market fund which is categorized as Level 1. In accordance with FASB ASC Topic 820, Fair Value Measurement, Level 1 refers to identical securities traded in an active market. Such securities are traded on national exchanges and are valued at the closing sales price or, if there are no sales, at the latest bid quotations.

10.	Risk Factors

For the six month period ended September 30, 2023, the Fund had no direct commitments to purchase or sell securities, financial instruments, or commodities relating to derivative financial instruments. The Fund may have indirect commitments that arise through positions held by Portfolio Funds in which the Fund invests. However, as a shareholder in these Portfolio Funds, the Fund’s risk is limited to the current value of its investment, which is reflected in the Statement of Assets and Liabilities and the Schedule of Investments.

The Adviser has no knowledge of any financial institution, brokerage firm, or other trading counterparty with which the Fund had a concentration of direct credit risk relating to any direct trading activity for the six month period ended September 30, 2023.

The Fund and the Portfolio Funds may be involved in certain legal actions in the ordinary course of their businesses. The Adviser is not currently aware of any such actions that will have a material adverse effect on the net assets or results of the operation of the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements, if any, is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Subsequent events

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and noted that no subsequent events needed to be recorded or disclosed, other than listed below.

On October 17, 2023, the Facility was renewed with a maturity of October 15, 2024. In this renewal, the commitment amount decreased to $3 million and the spread over SOFR was increased to 1.60% per annum.

On November 1, 2023, the amount due from the Adviser was settled.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Trustees’ and Officers’ Biographical Data

The identity of, and brief biographical information regarding, each Independent Trustee is set forth below. The business address of each Trustee is care of Evanston Capital Management, LLC, 1560 Sherman Avenue, Suite 960, Evanston, Illinois 60201.

INDEPENDENT TRUSTEES***
Name and Age	Position(s) with the Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During the Last Five Years
Robert Moyer Age: 76	Trustee since February 2014	Perpetual until resignation or removal	Retired. Formerly President and Chief Executive Officer of Driehaus Capital Management, Inc. (an investment adviser) and Driehaus Securities Corporation (a mutual fund distributor).	1	N/A
Ingrid Stafford Age: 70	Trustee since February 2014	Perpetual until resignation or removal	Retired. Northwestern University, 1977-2019; Senior Advisor, 2018- 2019; Vice President for Financial Operations & Treasurer, 2014- 2018; Associate Vice President for Financial Operations & Treasurer, 2006-2014.	1

Wintrust, Inc. (1998- 2021); Wintrust Bank (1994-present); Wintrust Wealth (2021- present); Evangelical Lutheran Church in America (2013-2019); Evangelical Lutheran Church in America Foundation (2021- present)

William Adams IV Age: 68	Trustee since May 2020	Perpetual until resignation or removal	Retired. Formerly Senior Adviser (2017), Co-Chief Executive Officer and Co-President (2016- 2017), Senior Executive Vice President, Global Structured Products (2010-2016) of Nuveen Investments, Inc.; Executive Vice President (2017) of Nuveen, LLC; Co-President, Global Products and Solutions (2017), Co-Chief Executive Officer (2016-2017) of Nuveen Securities, LLC; Co- President (2011-2017) of Nuveen Fund Advisors, LLC; President (2011-2017) of Nuveen Commodities Asset Management, LLC	1	Nuveen Investments, Inc. (179 open-end and closed-end mutual funds) (2013-2017); Chicago Symphony Orchestra; Gilda’s Club Chicago

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Trustees’ and Officers’ Biographical Data (continued)

INTERESTED TRUSTEE** AND OFFICERS***
Name and Age	Position(s) with the Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Trustee	Other Directorships Held by Trustee During the Last Five Years
Kenneth A. Meister ** Age: 55	Trustee since 2014, President and Principal Executive Officer since 2013	Perpetual until resignation or removal	President (since January 2013) and Chief Operating Officer of Evanston Capital Management, LLC	1	Ravinia Festival Association (Dec 2017 - Present)
Brian Lease Age: 38	Treasurer and Principal Financial Officer since 2021	Perpetual until resignation or removal	Chief Financial Officer of Evanston Capital Management, LLC (January 2021-present); Managing Director, Accounting and Finance of Evanston Capital Management, LLC (February 2019-December 2020); Vice President, Fund Controller of Evanston Capital Management, LLC (May 2015-January 2019)	N/A	N/A
Scott Zimmerman Age: 47	Secretary and Chief Legal Officer since 2013	Perpetual until resignation or removal	General Counsel of Evanston Capital Management, LLC	N/A	N/A
Melanie Lorenzo Age: 44	Chief Compliance Officer since 2013	Perpetual until resignation or removal	Associate General Counsel and Chief Compliance Officer of Evanston Capital Management, LLC	N/A	N/A

* “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

** An Interested Trustee is a Trustee of the Fund who is an “interested person” as defined by the 1940 Act.

Evanston Alternative Opportunities Fund

Supplemental Information (Unaudited)

Trustees’ and Officers’ Biographical Data (continued)

*** Additional information about the Trustees and Officers is available in the Fund’s Statement of Additional Information, which can be obtained upon request and without charge by writing to the Fund at Evanston Alternative Opportunities Fund, c/o BNY Mellon Investment Servicing (US) Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, by calling the Fund at 1-877-356-6316, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Additional Information

Proxy Voting

A description of the Fund’s proxy voting policies and procedures and the Fund’s portfolio securities voting record during the prior twelve month period ending June 30 of each year is available without charge, upon request, by calling the Fund at 1-877-356-6316 and on the SEC web site at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“FORM N-PORT”)

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the SEC on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, NE, Washington, DC 20549. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not Applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not	applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Evanston Alternative Opportunities Fund

By (Signature and Title)*    /s/ Kenneth A. Meister

                                               Kenneth A. Meister, President and Principal Executive Officer

                                               (principal executive officer)

Date     November 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kenneth A. Meister

                                               Kenneth A. Meister, President and Principal Executive Officer

                                               (principal executive officer)

Date    November 22, 2023

By (Signature and Title)*    /s/ Brian Lease

                                               Brian Lease, Treasurer and Principal Financial Officer

                                               (principal financial officer)

Date    November 22, 2023

* Print the name and title of each signing officer under his or her signature.